Deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance
Non-interest-bearing demand	$ 1,517,399	$ 1,438,030
Interest-bearing demand	1,985,871	2,021,312
Money market accounts	1,465,028	1,241,691
Savings and club deposits	623,444	652,501
Certificates of deposit	2,852,337	2,742,615
Total deposits	$ 8,444,079	$ 8,096,149
Weighted Average Rate
Interest-bearing demand	1.99%	2.19%
Money market accounts	2.59%	2.82%
Savings and club deposits	0.47%	0.75%
Certificates of deposit	3.80%	4.24%
Total deposits	2.23%	2.47%